Fair Value Measurement - Assets Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 15,548	$ 22,084
(Level 1) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 1) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 1) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Mortgage-backed Securities in Government Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 1) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Equity Securities in Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 1) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 1) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	51,560	54,286
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	80,625	79,338
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Mortgage-backed Securities in Government Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	66,979	69,435
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Equity Securities in Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	449	434
(Level 2) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 2) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 3) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 3) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		468
(Level 3) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Mortgage-backed Securities in Government Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 3) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Equity Securities in Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	15,548	22,084
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 173	$ 471